Note 18 - Financial Instruments (Details Textual) $ in Thousands	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Fair Value, Inputs, Level 2 [Member]
Derivative Assets (Liabilities), at Fair Value, Net	$ (1,037)	$ (557)
Acuity, Verity, Equity and Parity [Member]
Number of Vessels With Seller's Credit	4	4
Pythias and Bernis [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Property, Plant, and Equipment, Fair Value Disclosure			$ 19,453